UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Joho Capital, L.L.C.

Address:  55 East 59th Street
          New York, New York 10022

13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim McManus
Title:  Chief Financial Officer
Phone:  (212) 326-9560


Signature, Place and Date of Signing:

/s/ Tim McManus                New York, New York          February 11, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  500,893
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                          FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4  COLUMN 5           COLUMN 6    COLUMN 7    COLUMN 8

                                                VALUE       SHRS OR   SH/ PUT/           INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
AFLAC INC                      COM              001055102   108,733   1,736,120   SH          SOLE      NONE   1,736,120
APPLE INC                      COM              037833100    19,372      97,800   SH          SOLE      NONE      97,800
BAIDU COM INC                  SPON ADR REP A   056752108   209,056     535,505   SH          SOLE      NONE     535,505
GOOGLE INC                     CL A             38259P508    61,950      89,590   SH          SOLE      NONE      89,590
LONGTOP FINL TECHNOLOGIES LP   ADR              54318P108       629      26,551   SH          SOLE      NONE      26,551
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    55,789   1,298,320   SH          SOLE      NONE   1,298,320
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107    45,364     562,900   SH          SOLE      NONE     562,900







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